Share-based compensation - Text Details (Detail) € in Thousands	12 Months Ended				13 Months Ended
	Dec. 31, 2024 EUR (€) yr shares condition	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021	Apr. 30, 2024 yr
Share-based compensation [Line Items]
Total cost	€ 104,000	€ 97,000	€ 104,000
Share-based compensation plans	€ 96,000	€ 88,000	€ 95,000
Comparison group for performance shares		20	20	20
Risk free interest rate, share options granted	2.72%
Expected volatility, share options granted		39.00%
Volatility Assumption, Measurement Period	10 years
Cost recognition period (weighted average)	3 months 18 days
EUR-denominated
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	8 years 1 month 6 days
USD bonds
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	8 years
EPS
Share-based compensation [Line Items]
Vesting requirements, weight of metric	40.00%	40.00%	40.00%	40.00%
Employee stock purchase plan
Share-based compensation [Line Items]
Total cost	€ 8,000
Retention option plan
Share-based compensation [Line Items]
Option life, share options granted | yr	10				10
Unrecognized compensation costs related to non-vested shares	€ 2,000
Vesting period	2 years
Retention option plan | EUR-denominated
Share-based compensation [Line Items]
Intrinsic value of options exercised	€ 15,475
Proceeds from exercise of options	€ 84,053
Number of share options exercisable in share-based payment arrangement | shares	39,983
Intrinsic value of options exercisable	€ 89,562
Weighted average remaining contractual life of outstanding share options	4 months 24 days
Retention option plan | USD bonds
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	8 years 1 month 6 days
Performance share plans
Share-based compensation [Line Items]
Number of applicable conditions | condition	3
Unrecognized compensation costs related to non-vested shares	€ 128,000	€ 102,000	€ 103,000
Cost recognition period (weighted average)	2 years
Vesting period	3 years
Restricted shares
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 73,000	€ 63,000	€ 72,000
Cost recognition period (weighted average)	1 year 10 months 24 days
Vesting period	3 years
Top of range | TSR
Share-based compensation [Line Items]
Vesting requirements, weight of metric	40.00%	50.00%	50.00%	50.00%
Bottom of range | SDG
Share-based compensation [Line Items]
Vesting requirements, weight of metric	20.00%	10.00%	10.00%	10.00%